SUPPLEMENTARY PENSION PLANS (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplementary Pension Plans
Nominal discount rate	3.50% - 11.32% p.a.	3.50% - 10.94% p.a.
Nominal rate of future salary increases	3.50% p.a.	3.50% p.a.
Nominal growth rate of social security benefits and plans	3.50% p.a.	3.50% p.a.
Initial rate of growth of medical costs	6.92% - 7.64% p.a.	7.23% - 7.64% p.a.
Inflation rate	3.50% p.a.	3.50% p.a.
Biometric table of overall mortality	AT 2000 and BR-EMS	AT 2000 and BR-EMS
Biometric table of entering disability	Per plan	Per plan
Expected turnover rate
Probability of entering retirement	100% in the 1ª eligibility to a benefit by the plan	100% in the 1ª eligibility to a benefit by the plan